Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity File Number	333-176587
Entity Registrant Name	il2m INTERNATIONAL CORP.
Entity Central Index Key	0001520512
Entity Tax Identification Number	27-3492854
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10333 HARWIN DRIVE.
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	(725)
Local Phone Number	255-8895
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false